Consolidated statement of comprehensive income - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit (loss) recognized in the income statement	€ 2,401	€ 2,116	€ 3,960	€ 3,849
Items that will not be reclassified to profit or loss
Remeasurement gains (losses) related to defined benefit plans, before tax	(153)	(53)	(151)	(45)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(219)	(49)	(22)	(22)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	134	36	67	(29)
Financial assets at fair value through other comprehensive income
Unrealized net gains (losses) arising during the period, before tax	166	266	(24)	363
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(18)	(17)	(28)	(33)
Derivatives hedging variability of cash flows
Unrealized net gains (losses) arising during the period, before tax	196	62	(531)	207
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	50	(27)	53	(34)
Assets classified as held for sale
Unrealized net gains (losses) arising during the period, before tax	0	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0	0
Foreign currency translation
Unrealized net gains (losses) arising during the period, before tax	134	(1,883)	372	(2,942)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	(7)	0	(7)
Equity Method Investments
Net gains (losses) arising during the period	0	1	2	42
Total of income tax related to items that are or may be reclassified to profit or loss	(67)	(92)	266	(142)
Other comprehensive income (loss), net of tax	223	(1,764)	4	(2,641)
Total comprehensive income (loss), net of tax	2,624	352	3,964	1,207
Attributable to:
Noncontrolling interests	64	(18)	137	(9)
Deutsche Bank shareholders and additional equity components	€ 2,560	€ 371	€ 3,827	€ 1,217